Other interim disclosures	6 Months Ended
Jun. 30, 2026
Disclosure of other interim disclosures [abstract]
Other interim disclosures [text block]
10. Other interim disclosures
Property, plant and equipment, right-of-use assets and intangible assets
The following table shows additional disclosures related to property, plant and equipment, right-of-use assets and intangible assets:
(USD millions)	Q2 2026	Q2 2025	H1 2026	H1 2025

Property, plant and equipment impairment charges		-4	-39	-6

Property, plant and equipment depreciation charge	-261	-241	-520	-456

Right-of-use assets impairment charges	-1		-1

Right-of-use assets depreciation charge	-77	-68	-150	-133

Intangible assets impairment charges	-199	-92	-199	-94

Intangible assets amortization charge	-862	-851	-1 719	-1 721

In the first half of 2026 and 2025, there were no reversals of impairment charges on property, plant and equipment, right-of-use assets and intangible assets.
The following table shows the additions to property, plant and equipment, right-of-use assets and intangible assets other than goodwill, excluding the impacts of the first half of 2026 business combinations and acquisitions applying the optional concentration test, which are disclosed in Note 3:
(USD millions)	Q2 2026	Q2 2025	H1 2026	H1 2025

Additions to property, plant and equipment	335	349	610	559

Additions to right-of-use assets	102	81	151	137

Additions to intangible assets other than goodwill	408	198	852	1 377

Financial debts
The acquisition of Avidity Biosciences, Inc., completed on February 27, 2026, was initially financed through a USD 11.0 billion bridge loan with an interest rate based on compounded Secured Overnight Financing Rate (SOFR). The bridge loan was fully repaid on March 18, 2026, using the proceeds from the straight and floating rate bonds issued in the first quarter of 2026.
The following table provides a breakdown of straight and floating rate bonds issued in the first half of 2026:
Coupon	Currency	Notional amount (millions)	Issuance year	Maturity year	Issuer	Issue price	USD millions

SOFR + 0.65%	USD	500	2026	2029	Novartis Capital Corporation, New York, United States	100.000%	499

4.100%	USD	1 250	2026	2029	Novartis Capital Corporation, New York, United States	99.883%	1 247

4.400%	USD	1 750	2026	2031	Novartis Capital Corporation, New York, United States	99.960%	1 746

4.600%	USD	2 000	2026	2033	Novartis Capital Corporation, New York, United States	99.574%	1 986

4.900%	USD	2 250	2026	2036	Novartis Capital Corporation, New York, United States	99.719%	2 237

5.600%	USD	1 000	2026	2046	Novartis Capital Corporation, New York, United States	99.536%	990

5.700%	USD	2 250	2026	2056	Novartis Capital Corporation, New York, United States	99.120%	2 216

3.100%	EUR	600	2026	2032	Novartis Finance S.A., Luxembourg, Luxembourg	99.525%	679

3.500%	EUR	600	2026	2035	Novartis Finance S.A., Luxembourg, Luxembourg	99.757%	681

4.000%	EUR	500	2026	2041	Novartis Finance S.A., Luxembourg, Luxembourg	99.833%	568

Total straight and floating rate bonds issued in the first half of 2026							12 849

Total straight and floating rate bonds, June 30, 2026							40 542

Total straight and floating rate bonds, December 31, 2025							27 929

Net investment hedge designation
In addition to the existing hedges as of December 31, 2025, the Company has further designated the newly issued Euro-denominated straight bonds maturing 2032 (EUR 600 million), 2035 (EUR 600 million) and 2041 (EUR 500 million) as hedges of the translation risk arising on certain of these net investments in foreign operations with a Euro functional currency. As of June 30, 2026, long-term financial debt with a carrying amount of EUR 5.0 billion (USD 5.7 billion, December 31, 2025: USD 3.9 billion), have been designated as hedge instruments. The hedges remained effective since inception, and no amount was recognized in the consolidated income statement in 2025 and 2026 year-to-date.
Commitments
Research and development commitments
The Company has entered into long-term research and development agreements related to intangible assets with various third parties. The Company has also entered into acquisition agreements related to intangible assets with third parties that were accounted for as assets separately acquired by electing to apply the optional concentration test. These agreements may provide for potential milestone payments by Novartis, which are dependent on successful achievement of specified clinical development, regulatory approval, or sales milestones, or other conditions specified in the agreements.
As of June 30, 2026, the amount and estimated timing of the Company’s commitments to make payments under those agreements, which are shown without risk adjustment and on an undiscounted basis, were as follows:
(USD millions)	Jun 30, 2026

2026	263

2027	1 888

2028	957

2029	1 494

2030	1 095

2031	1 213

Thereafter	12 813

Total	19 723

Other commitments
The Company has entered into various purchase commitments for services and materials as well as for equipment in the ordinary course of business. These commitments are generally entered into at current market prices and reflect normal business operations.
The Company routinely acquires interests in intellectual property focused on key disease areas and indications that the Company expects to be growth drivers in the future.
Pending acquisition commitment to acquire Myricx Bio – On July 5, 2026, Novartis entered into a stock purchase agreement to acquire Myricx Bio, a privately held UK-based biotechnology company developing a new class of antibody-drug conjugates (ADCs), using N-myristoyltransferase inhibitor (NMTi) payloads. Under the terms of the agreement Novartis will make a payment of USD 1.1 billion at closing and up to USD 0.4 billion in additional payments contingent upon the achievement of specified milestones. The transaction is expected to close in the second half of 2026, subject to satisfaction or waiver of customary closing conditions, including regulatory approval.